Note 3 - Acquisitions (Details) - Preliminary Purchase Price Allocation for Businesses Acquired during Fiscal 2015 (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2015
Computer Management [Member]
Business Acquisition [Line Items]
Cash acquired	$ 112
Airclic [Member]
Business Acquisition [Line Items]
Cash acquired	117
e-customs [Member]
Business Acquisition [Line Items]
Cash acquired	1,983
Pentant [Member]
Business Acquisition [Line Items]
Cash acquired	$ 21